Share-Based Compensation - Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation
Share-based compensation expense	$ 2,409	$ 2,366	$ 334	$ 9,655
Options
Share-Based Compensation
Unrecognized share-based compensation expense	$ 20,500			$ 19,500
Share-based compensation expense expected to be recognized over a weighted average period	3 years 1 month 6 days			3 years
Restricted Share Units
Share-Based Compensation
Share-based compensation expense	$ 600		0	$ 1,600
Unrecognized share-based compensation expense	$ 6,600			$ 7,900
Share-based compensation expense expected to be recognized over a weighted average period	3 years 2 months 12 days			3 years 4 months 24 days
Restricted Share Awards
Share-Based Compensation
Share-based compensation expense	$ 300	0		$ 600	$ 0
Unrecognized share-based compensation expense	$ 3,000			$ 3,200
Share-based compensation expense expected to be recognized over a weighted average period	3 years			3 years 2 months 12 days
Research and development
Share-Based Compensation
Share-based compensation expense	$ 433	2,186		$ 2,978
General and administrative
Share-Based Compensation
Share-based compensation expense	$ 1,976	$ 180	$ 334	$ 6,677